Summary of Significant Accounting Policies (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Total Assets	$ 8,497,774	$ 7,376,365	$ 9,273,238
Total Liabilities	17,805,331	20,579,897	18,146,889
Total [Member]
Cash	1,689,352	591,019	1,499,287
Total Assets	1,689,352	591,019	1,499,287
Promissory notes	11,479,556	14,585,097	12,200,411
Profit share liability	2,555,133	2,305,308	2,328,845
Total Liabilities	14,034,689	16,890,405	14,529,256
Level 1 [Member]
Cash	1,689,352	591,019	1,499,287
Total Assets	1,689,352	591,019	1,499,287
Promissory notes	0	0	0
Profit share liability	0	0	0
Total Liabilities	0	0	0
Level 2 [Member]
Cash	0	0	0
Total Assets	0	0	0
Promissory notes	11,479,556	14,585,097	12,200,411
Profit share liability	0	0	0
Total Liabilities	11,479,556	14,585,097	12,200,411
Level 3 [Member]
Cash	0	0	0
Total Assets	0	0	0
Promissory notes	0	0	0
Profit share liability	2,555,133	2,305,308	2,328,845
Total Liabilities	$ 2,555,133	$ 2,305,308	$ 2,328,845